Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Incentive Compensation and Nuvera Clawback and Forfeiture Policy

To align management’s interests with the interests of shareholders and support good governance practices, the Board adopted in 2019 and amended and updated in 2024 the Nuvera Communication, Inc. Clawback and Forfeiture Policy, which provides for the recoupment of forfeiture or cancellation of certain executive officers incentive compensation in the event of (i) and accounting restatement or (ii) other executive egregious misconduct that has a substantial detrimental effect on the Company or its subsidiaries or its results of operations. The Clawback and Forfeiture Policy is filed as an exhibit to the Company’s Form 10-K.